Notes Receivables	12 Months Ended
Dec. 31, 2025
Notes Receivables [Abstract]
NOTES RECEIVABLES

NOTE 4 — NOTES RECEIVABLES

Notes receivable consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Notes receivable	1,041,185	522,331
Provision for notes receivable	-	-
Notes receivable, net	1,041,185	522,331

No provision of credit losses was recorded for notes receivable for the years ended December 31, 2025, 2024 and 2023, respectively.